12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Current Federal Tax Expense (Benefit)	$ 3,840,502	$ 3,653,739	$ 3,077,083
Current State and Local Tax Expense (Benefit)	6,432	7,700	4,500
Current Income Tax Expense (Benefit)	3,846.934	3,661,439	3,081,583
Deferred Federal Income Tax Expense (Benefit)	145,730	252,359	24,348
Income Tax Expense (Benefit), Continuing Operations	$ 3,992,664	$ 3,913,798	$ 3,105,931